Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Supplemental Cash Flow [Line Items]
Accounts receivable	$ 5,829	$ 6,184	$ 3,542
Prepaid expenses and other current assets	(2,463)	3,348	(3,843)
Accounts payable	(211)	1,264	274
Accrued liabilities and other long-term liabilities	(1,484)	(252)	13,958
Unearned revenue and long-term unearned revenue	(2,675)	(197)	4,234
Advances to and from affiliates	9,368	(6,007)	2,183
Increase (Decrease) in Leasing Receivables	274,600	17,100	10,900
Increase (Decrease) in Deferred Charges	(5,259)	(12,358)	(15,368)
Other operating assets and liabilities	(3,436)	(1,122)	(1,130)
Increase (Decrease) in Operating Capital	(274,231)	(7,933)	(3,850)
Liquefied natural gas segment
Schedule Of Supplemental Cash Flow [Line Items]
Increase (Decrease) in Leasing Receivables	$ (274,562)	$ (17,073)	$ 0